ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 701.0	$ 561.7
Accrued and other liabilities	463.6	458.0
Amount due to related parties (Note 17)	14.9	4.7
Current portion of royalty obligations	11.3	10.9
Accounts payable and accrued liabilities	$ 1,190.8	$ 1,035.3